Inventories, net (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Inventories

	December 31,
($ in millions)	2024	2023
Raw materials	25	25
Work in progress	3	10
Finished goods	87	75
Inventories, gross	114	110
Obsolescence reserve (1)	(2)	(1)
Inventories, net	113	110
(1) As of and for the years ended December 31, 2024, 2023, and 2022, balances and activity related to excess and obsolete inventory reserves were immaterial.